Note 2 - Business Combination and Transfer	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Business Combination Disclosure [Text Block]
2.	BUSINESS COMBINATION AND TRANSFER

There were
no
business acquisitions during the years ended
March 31, 2016,
March 31, 2017
and
March 31, 2018.

On
December 31, 2017,
the Company sold all of the shares of hi-ho, which provided Internet connectivity services for consumers, to a third
party. Hi-ho was included in the network service and systems integration business segment. The Company recognized a gain on the sale of
¥44,877
thousand, in addition, goodwill and trademark decreased by
¥87,137
thousand and
¥15,000
thousand, respectively, for the year ended
March 31, 2018.
The gain on the sale was recorded in “General and administrative” expenses in the Company's consolidated statements of income.